Note 12 - Contingent Liabilities	12 Months Ended
Dec. 31, 2014
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]

NOTE 12 - Contingent Liabilities

The Company is named as a defendant in several legal actions arising primarily from claims made under insurance policies. Management and its legal counsel are of the opinion that the settlement of those actions will not have a material adverse effect on the financial position or results of operations.

In most of the states in which the Company is licensed to do business, guaranty fund assessments may be taken as a credit against premium taxes over a five-year period. These assessments, brought about by the insolvency of life and health insurers, are levied at the discretion of the various state guaranty fund associations to cover association obligations. It is management's opinion that the effect of any future assessments would not be material to the financial position or results of operations of the Company because of the use of premium tax offsets.